Submission	Sep. 17, 2026
Submission [Line Items]
Central Index Key	0001690585
Registrant Name	Dianthus Therapeutics, Inc. /DE/
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES